Equity Incentive Plan - Unrecognized Compensation Cost (Details)	9 Months Ended
Sep. 30, 2022 USD ($)
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Expense	$ 1,018,000
Remaining Weighted-Average Recognition Period (years)	1 year 7 months 6 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Expense	$ 995,000
Remaining Weighted-Average Recognition Period (years)	1 year 7 months 6 days